Equity Method Investments - Financial Information of Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Vessels and equipment	$ 1,949,640	$ 2,021,125
Net investments in direct financing leases - non-current	403,386	409,541
Current portion of long-term debt	86,489	84,722
Long-term debt	1,413,353	1,315,231
Other liabilities - non-current	73,568	76,096
Voyage revenues	392,251	379,975	374,008
Income from vessel operations	147,791	173,503	178,960
Realized and unrealized loss on derivative instruments	(29,620)	(63,030)	(78,720)
Net income	139,142	97,356	92,944
Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	155,943	94,508
Other assets - current	57,868	34,100
Vessels and equipment	1,653,273	226,794
Net investments in direct financing leases - non-current	1,938,011	1,728,702
Other assets - non-current	180,898	165,912
Current portion of long-term debt	1,075,853	71,073
Other liabilities - current	122,702	69,826
Long-term debt	1,603,118	1,483,675
Other liabilities - non-current	446,733	315,271
Voyage revenues	412,974	167,094	106,371
Income from vessel operations	278,067	124,553	83,992
Realized and unrealized loss on derivative instruments	(39,428)	(41,622)	(35,173)
Net income	$ 180,059	$ 51,492	$ 20,092